BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Loss per share
BASIC AND DILUTED LOSS PER SHARE

6. BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing the loss for the period by the weighted average number of Common Shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) less any preferred dividends for the period by the weighted average number of Common Shares outstanding plus, any potentially dilutive Common Shares outstanding during the period. The Company does not pay dividends or have participating shares outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	For the Year Ended
	December 31, 2024	December 31, 2023
Issued Common Shares,Balance at the beginning of the year	183,605	173,993
Warrant Exercises	72	—
Effect of Treasury Purchases	(4,692)	(974)
Release of Shares	2,766	4,646
Effect of Treasury Issuance	6,469	—
Effect of Share Options Exercise	2,952	462
Weighted-average numbers of Common Shares	191,172	178,127

Loss per share
Basic and diluted loss per share	(0.14)	(0.15)

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	For the Year Ended
	December 31, 2024	December 31, 2023
Options	14,991	21,943
RSU	24,619	27,609
Total	39,610	49,552

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023